Vanguard LifeStrategy Conservative Growth Fund N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD STAR FUNDS
Entity Central Index Key	0000736054
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	Vanguard LifeStrategy Income FundVanguard LifeStrategy Conservative Growth FundVanguard LifeStrategy Moderate Growth FundVanguard LifeStrategy Growth FundSupplement to the Prospectus and Summary Prospectuses Dated February 28, 2025Effective immediately, Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund (each, a “Fund”) have reduced their expense ratios for Investor Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Income FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.10Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$10$32$56$128Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.10Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$10$32$56$128Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.10Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$10$32$56$128Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Growth FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.10Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$10$32$56$128